Intangible assets - Goodwill (Tables)	12 Months Ended
Dec. 31, 2023
Intangible assets and goodwill [abstract]
Disclosure of detailed information about goodwill
The detail of goodwill, based on the cash-generating units giving rise thereto, is as follows:

EUR million
	2023	2022	2021
Banco Santander (Brasil)	3,679	3,503	3,219
SAM Investment Holdings Limited	1,444	1,444	1,444
Santander Consumer Germany	1,304	1,304	1,304
Santander Bank Polska	1,159	1,075	1,095
Santander Portugal	1,040	1,040	1,040
Santander US Auto	1,003	1,039	979
Santander España	998	998	1,027
Santander Holding USA (ex. Auto)A	814	844	643
Santander UK	612	599	633
Grupo Financiero Santander (México)	523	469	435
Banco Santander - Chile	516	548	516
Ebury Partners	350	298	—
Santander Consumer Nordics	206	215	224
Other companies	369	365	154
Total Goodwill	14,017	13,741	12,713
A.Includes the Santander US Capital Markets LLC's business (previously Amherst Pierpont Securities LLC) (see note 3).

Schedule of goodwill and changes in goodwill
The changes in goodwill were as follows:

EUR million
	2023	2022	2021
Balance at beginning of year	13,741	12,713	12,471
Additions (note 3)	56	534	81
Of which:
Ebury Partners	45	316	—
Santander Holding USA (ex. Auto) A	—	158	—
Impairment losses	(20)	—	(6)
Disposals or changes in scope of consolidation	—	—	—
Exchange differences and other items	240	494	167
Balance at end of year	14,017	13,741	12,713
A.Acquisition of Santander US Capital Markets LLC (previously Amherst Pierpont Securities LLC) (see note 3).

Schedule of goodwill assumptions
Following is a detail of the main assumptions taken into account in determining the recoverable amount, at 2023 year-end, of the most significant cash-generating units which were valued using the discounted cash flow method:

	2023
	Projected period	Discount rateA	Nominal perpetual growth rate
Santander UK	5 years	11.9%	2.5%
Santander Bank Polska	5 years	13.2%	5.0%
Santander US Auto	3 years	12.8%	3.0%
Santander Holding USA (ex. Auto)B	5 years	13.4%	3.5%
Santander Consumer Germany	5 years	9.7%	2.3%
SAM Investment Holdings, Limited	5 years	11.6%	2.5%
Santander Portugal	5 years	11.2%	2.5%
A.Post-tax discount rate.
B.Weighted information of the main assumptions of the segments to which goodwill has been allocated.
The discount and nominal perpetual growth rates taken into account in 2022 and 2021 are presented below for comparison purposes:

	Discount rateA		Nominal perpetual growth rate
	2022	2021	2022	2021
Santander UK	11.1%	9.2%	2.5%	2.3%
Santander Bank Polska	15.6%	10.3%	4.8%	3.5%
Santander US Auto	12.2%	10.6%	2.8%	1.5%
Santander Holding USA (ex. Auto)B	12.6%	11.6%	3.5%	3.0%
Santander Consumer Germany	9.4%	8.3%	2.3%	1.8%
SAM Investment Holdings, Limited	12.2%	10.4%	2.5%	2.5%
Santander Portugal	11.1%	9.7%	2.3%	1.8%
A.Post-tax discount rate.
B.Weighted information of the main assumptions of the segments to which goodwill has been allocated.